Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) Liquidity and going concern

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2020, the Group had cash and cash equivalents of $3.0 million and restricted cash of $0.04 million and has generated a net loss from continuing operations of $36.1 million and cash outflows for continuing operations of $5.2 million for the year then ended. In addition, as disclosed in Note 11, the Group has certain bank and other borrowings in default or past due.

The Group’s funding secured during 2019 from the equity investment by Chongqing City Youtong Equity Investment Fund, LLP was sufficient to meet its normal operational needs for working capital and capital expenditures in the year 2019. The cash level at December 31, 2020 was not adequate for operations in the 2021 fiscal year and financing was needed; and the due to the COVID-19 pandemic, negative effects from slow collection from receivables and significant cancellation of otherwise signed purchase orders from customers were observed as early as January 2020. The Group’s operations in the fiscal year 2020 was reduced to minimal levels due to lock down of cities in India and in China, and our contracted manufacturing with third parties was also reduced to about one third of the previous year’s volume. The Group had to rely on customer advances and short-term supply chain related load to sustain such minimal operation during the months affected most severely affected by the COVID-19 pandemic. Except for one significant customer in the U.S., all other purchase order from different countries of the world have been reduced or cancelled. The Group is in default with the terms of our loans and revolving credit lines Partners For Growth (“PFG”) which is the prime lender. The Group has entered into agreements dated December 14, 2020 with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA), in which LMFA will purchase approximately $18 million of debt in tranches. As of February 10, 2021, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares by February 10, 2021. With the Company settling another $1.27 million of Debt directly with PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold. As of the filing of this annual report, the Group’s defaulted Debts with PFG totaling $19.14 million have been eliminated.

The Group also has plans to raise funds based on equity and/or debt immediately after the filing of this annual report which will allow the Group to be back in compliance with rules and regulations of the SEC and Nasdaq. However, there is no assurance that the Group will be able to raise adequate funds at acceptable terms to fund its operations going forward. These conditions raise substantial doubt about the Group’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.

(c) Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and Consolidated VIEs, for which, the Company is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the Consolidated VIEs are eliminated upon consolidation. Results of its subsidiaries and its Consolidated VIEs are consolidated from the date on which control is transferred to the Company.

(d) Discontinued operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. In the consolidated statement of operations, result from discontinued operations is reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in Note 1 (c).

Assets and liabilities of the discontinued operations are classified as held for sale when the carrying amounts will be recovered principally through a sale transaction.

(e) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, determining the provisions for accounts receivable, prepaid expenses and other current assets and inventories, determining the valuation allowance for deferred tax assets and accounting for deferred income taxes, uncertain tax benefits, determining the valuation for share-based compensation arrangements, warrants for Series D convertible redeemable preferred shares and beneficiary conversion feature on the Series E Preferred Shares. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(f) Foreign currency

The functional currency of the Group and its non-PRC subsidiaries, excluding Borqs India, is the United States dollar (“$”). The functional currency of Borqs India is Rupee (“INR”), whereas the functional currency of the Group’s PRC subsidiaries and its Consolidated VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830, Foreign Currency Matters, (“ASC 830”). The Group uses the $ as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Assets and liabilities of the Group’s PRC subsidiaries are translated into $ at fiscal year-end exchange rates. Equity amounts are translated at historical exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year. Translation adjustments arising from translation of foreign currency financial statements are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

(g) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand bank deposits which are unrestricted as to withdrawal and use have original maturities less than three months. All highly liquid investments with a stated maturity of 90 days or less from the date of purchase are classified as cash equivalents.

(h) Restricted cash

Restricted cash mainly represents the deposits for a short-term loan with HSBC, and also short-term deposits with China United Network Communications Group Co., Ltd. (“China Unicom”) as guarantee for minimum purchase requirements, which are not available for the Group’s use until the end of contract period with China Unicom. These deposits were put in place for the MVNO BU, which was disposed at the end of October 2020.

The Group adopted Accounting Standards Update (“ASU”) No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, (“ASU 2016-18”), effective January 1, 2018 using the retrospective transition method and included all restricted cash with cash and cash equivalent when reconciling beginning-of-period and end-of-period total amounts presented in the consolidated statements of cash flows.

(i) Accounts Receivable

Accounts receivable are carried at net realizable value. An allowance of doubtful accounts is recorded in the period when the collection of full amount is no longer probable. The Group reviews the accounts receivable for expected credit loss on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s payment history, its current credit-worthiness and current economic trends. As of December 31, 2020, the Group evaluated and created provision for doubtful debt for the accounts that were unlikely to be collected.

(j) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method. Adjustments to reduce the cost of inventories to its net market value are made, if required, for decreases in sales prices, obsolescence or similar reductions in the estimated net realizable value. Inventories provision of $1,514 and $1,344 were recorded as of December 31, 2019 and 2020, respectively.

(k) Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

(l) Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination are recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using the straight-line method. These amortization methods reflect the estimated pattern in which the economic benefits of the respective intangible assets are to be consumed.

Development costs of software to be sold, leased, or otherwise marketed are subject to capitalization beginning when technological feasibility is reached and ending when the software is available for general release to customers, in accordance with ASC 350-20, Costs of Software to be Sold, Leased, or Marketed, (“ASC 350-20”).

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.5 years
MVNO license	10 years
Capitalized software development costs	3 years
Internal-use software	5 years

(m) Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill as of December 31, 2019 was related to its acquisition of Yuantel. In accordance with ASC Topic 350, Goodwill and Other Intangible Assets, (“ASC 350”), recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

The performance of the impairment test in accordance to ASC 350 involves a two-step process. The first step of the impairment test involves comparing the fair value of the reporting unit with its carrying amount, including goodwill. Fair value is primarily determined by computing the future discounted cash flows expected to be generated by the reporting unit. If the reporting unit’s carrying value exceeds its fair value, goodwill may be impaired. If this occurs, the Group performs the second step of the goodwill impairment test to determine the amount of impairment loss.

The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit’s goodwill. If the implied goodwill fair value is less than its carrying value, the difference is recognized an impairment loss.

In accordance with ASC 350, the Group assigned and assessed goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. The Group has determined that it has two operating segments as its reporting units, namely Yuantel and Connected Solution. Goodwill is recorded at the Yuantel reporting unit. The Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions, financial performance, and the share price of the Company. The Group weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

No impairment loss of goodwill in Yuantel reporting unit were recognized during the years ended December 31, 2019. The Company has disposed Yuantel on October 29, 2020 and no goodwill as of December 31, 2020.

(n) Long-term investments

The Group’s long-term investments consist of cost method investment.

In accordance with ASC Subtopic 325-20, Investments-Other: Cost Method Investments, (“ASC 325-20”), for investments in investees over which the Group does not have significant influence, the Group carries the investments at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The Group’s management regularly evaluates the impairment of its cost method investments based on the performance and financial position of the investees as well as other evidence of estimated market values. Such evaluation includes, but is not limited to, reviewing the investees’ cash position, recent financing, projected and historical financial performance, cash flow forecasts and current and future financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

(o) Current expected credit loss

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group no longer qualified as an emerging growth company in the year 2020 and adopted this ASC Topic 326 on January 1, 2020.

The Group has identified the relevant risk characteristics of its customers and the related receivables, and other receivables which include type of the products the Group provides, nature of the customers or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered.

Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:

	Year ended December 31,
	2019	2020
	$	$
Balance as of January 1	20,526	20,903
Provisions for doubtful accounts	552	1,329
Write offs	-	(8,937)
Changes due to foreign exchange	(175)	(412)
Balance as of December 31	20,903	12,883

Movement of the allowance for other receivables in prepaid expenses and other current assets, is as follows:

	Year ended December 31,
	2019	2020
	$	$
Balance as of January 1	570	12,871
Provisions for doubtful accounts	12,312	3,042
Write offs	-	(2,911)
Changes due to foreign exchange	(11)	990
Balance as of December 31	12,871	13,992

(p) Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including intangible assets with indefinite and finite lives, for impairment. Intangible assets with indefinite lives that are not subject to amortization are tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the assets might be impaired in accordance with ASC 350. Such impairment test compares the fair values of assets with their carrying values with an impairment loss recognized when the carrying values exceed fair values.

For long-lived assets and intangible assets with finite lives that are subject to depreciation and amortization are tested for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a Group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The impairment loss of long-lived assets was $13,000, nil and $703 for the years ended December 31, 2018, 2019 and 2020, respectively, based on the impairment test performed.

(q) Fair value of financial instruments

The Group’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and payable, accounts receivable from related parties, receivable from MVNO franchisees, short-term bank and other borrowings and long-term bank borrowings. Other than the long-term bank borrowings, the carrying values of these financial instruments approximate their fair values due to their short-term maturities. The carrying amounts of long-term bank borrowings approximated their fair values since they bear interest rates which approximate market interest rates.

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

During the years ended December 31, 2019 and 2020, financial instrument such as warrants and options issued to advisors were measured at fair value.

(r) Revenue recognition

The Group is mainly engaged in the business of providing 1) Android+ platform solutions and services, 2) hardware product sales, and 3) MVNO services. The Group adopted the new revenue recognition standards, or ASC 606, effective January 1, 2019 using the modified retrospective method for contracts which were not completed at the date of initial adoption. In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Group performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration, and it is probable that substantially all of the consideration will be collected.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The Group’s contract with customers do not include significant financing component and material variable consideration.

Generally, the Group recognizes revenue under ASC Topic 606 for each type of its major revenue streams as follows:

1. Android+ platform solutions and services

Android+ platform solutions

The Group provides customized Android+ software platform solutions that are developed to maximize the commercial grade quality or performance of open source Android+ software for integration with particular chipsets. The Group also provides customized Android+ service platform solutions that are end-to-end software developed for mobile operators to allow data synchronization between their platform and mobile devices. The Group charges its customers, mainly including mobile device manufacturers and mobile operators, fixed fees for project-based software contracts, as well as per chip or per mobile device royalty fees.

There are executed contracts and purchase orders between the Group and each customer, and each party’s rights regarding the service to be rendered are written on the contracts. For this type of customers, the Group enters contract with them, which has the commercial substance to identify each party’s rights and obligations.

There are two major performance obligations in the contracts with this type of customers: the delivery of the software product and the completion of the post-contract-service (“PCS”). The allocation of the transaction price between the two major performance obligations is based on the estimated standalone selling prices. The selling price for the performance obligation of PCS is estimated as the reasonable cost budget plus a margin or industrial standard. The rest of the transaction price other than the reasonable cost budget plus a margin for PCS will be allocated to the performance obligation of the delivery of the software product.

For the sales derived from software development project in which the customer’s contract specifies the technical requirements of the software product, the Group recognizes revenue in accordance with the satisfaction of each performance obligation. For the performance obligation of the delivery of the software product, the Group recognizes the revenue at the point of time, upon the customers sign off the final acceptance. For the performance obligation of the completion of PCS Period, the Group recognizes the revenue over the period of the PCS Period.

Service contracts

The Group provides research and development services to certain customers for their mobile-computing related development projects where fees are charged on a time and material basis and the Group is not responsible for the outcome of such development projects. The revenue is recognized proportionately over the time. The Group elects right to invoice expedient as the measure of progress.

The revenue arising from contracts related to Android+ platform solutions and services is included as “Software Revenues” on the Group’s consolidated statement of operations.

2. Hardware product sales

The Group provides total solutions on original design manufacturer (“ODM”) basis to customers of mobile devices. The Group recognizes revenue at the point of time, upon the delivery of products to customers, which is when the goods delivered to the designated address and it is probable that substantially all of the consideration will be collected. Warranty is provided to all customers, which is not considered an additional service; rather, an integral part of the product sales. ASC Topic 450, Contingencies, specifically addresses the accounting for standard warranties. The Group believes that accounting for its standard warranty pursuant to ASC 450 does not impact revenue recognition because the cost of honoring the warranty can be reliably estimated. The Group has determined the likelihood of claims arising from warranties to be remote based on strong quality control procedures in the production process and historical experience with regard to claims being made by customers. The basis for the warranty accrual will be reviewed periodically based on actual experience. The Group does not sell extended warranty coverage.

The revenue arising from contracts related to hardware product sales is included as “Hardware Revenues” on the Group’s consolidated statement of operations.

3. MVNO

On July 11, 2014, the Group, through the VIE, acquired and obtained control of Yuantel, which mainly operates the MVNO business. The license to operate such MVNO business is issued by the Chinese Ministry of Industry and Information Technology and the core mobile network is provided by the PRC government owned China Unicom. Yuantel receives wholesale rates for mobile voice and data services from China Unicom and repackages the voice and data services into competitive bundles for Chinese consumers.

In accordance with ASC Subtopic 606-10-55, the Group is the principal in providing the bundled voice and data services to Chinese consumers, thus revenue is recognized on a gross basis. As sales of bundled services are mostly pre-paid by the consumers, cash received in advance of voice and data consumption are recognized as advances from customers. Revenue is recognized over the time by measuring the consumption of the time of voice and the amount of data. Pre-paid bundled services do not expire.

The revenue arising from contracts related to MVNO business is included in the line of “(Loss) income from operations of discontinued entities” on the Group’s consolidated statement of operations.

Practical expedients and exemptions

Besides the right to invoice expedients, the Group generally expenses sales commissions if any incurred because the amortization period would have been one year or less.

Remaining performance obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisified at the end of the reporting period.

	2021	2022	2023
	(US$ in thousands)
Software development service	489	1,002	1,665
Hardware product sales	3,071	778	393

(s) Contract Costs

Costs of fulfilling a contract are recognized as an asset if those costs meet all the following criteria: (1) the costs relate directly to a contract that the Group can specifically identify; (2) the costs generate or enhance resources of the Group that will be used in satisfying performance obligations in the future; (b) the costs are expected to be recovered. The Group chooses to use consistent method to amortize such contract costs, with the timing of the transfer of goods and services to customers. Over time, the carrying amount of the contract costs may become impaired.

(t) Contract Liabilities

Contract liabilities primarily relate to multiple element arrangements for which billing has occurred but transfer of control of all elements to the customer has either partially or not occurred at the balance sheet date. This includes cash received from customers for services or products in advance of the transfer of control. For the year ended December 31, 2020, the Group recognized revenue of $2,963 that was included in the advances from customers and deferred revenue at January 1, 2020.

(u) Cost of revenues

Cost of revenues consists primarily of telecommunication costs, depreciation of long-lived assets, amortization of acquired intangible asset, payroll and other related costs of operations. Deferred cost of revenues was nil and nil for the years ended December 31, 2019 and 2020, respectively.

(v) Advertising expenditures

Advertising expenditures are expensed as incurred and are included in sales and marketing expenses, which amounted to $29, nil and $1 for the years ended December 31, 2018, 2019 and 2020, respectively.

(w) Research and development expenses

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with research and platform development. Research and development expenses also include rent, depreciation and other related expenses. Research and development expenses are expensed as incurred.

(x) Government grants

Government grants are provided by the relevant PRC municipal government authorities to subsidize the cost of certain technology development projects. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are recognized when it is probable that the Group will comply with the conditions attached to them, and the grants are received. When the grant relates to an expense item, it is recognized in the consolidated statement of operations over the period necessary to match the grant on a systematic basis to the costs that it is intended to compensate, as a reduction of the related operating expense. When the grant relates to an asset, it is recognized as deferred government grants and released to the consolidated statement of operations in equal amounts over the expected useful life of the related asset, when operational, as a reduction of the related depreciation expense.

(y) Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (Topic 842), as amended, which supersedes the lease accounting guidance under Topic 840, and generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Group elected to apply practical expedients permitted under the transition method that allow the Group to use the beginning of the period of adoption as the date of initial application, to not recognize lease assets and lease liabilities for leases with a term of twelve months or less, to not separate non-lease components from lease components, and to not reassess lease classification, treatment of initial direct costs, or whether an existing or expired contract contains a lease. The Group used modified retrospective method and did not adjust the prior comparative periods. Under the new lease standard, the Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

ASC 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate as the discount rate for the lease. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. The Group’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the right-of-use assets and lease liability when it is reasonably certain that the Group will exercise that option.

Lease expense for lease payments is recognized on a straight-line basis over the lease term.

As a result of the adoption, the Group recognized approximately $2,201 of right-of-use assets and operating lease liabilities of $2,193 on the consolidated balance sheet as of January 1, 2019. The adoption had no material impact on the Group’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2019 or the opening balances of retained earnings as of January 1, 2019.

(z) Income taxes

The Group accounts for income taxes using the liability method. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC Topic 740, Accounting for Income Taxes, (“ASC 740”), to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest related to unrecognized tax benefits, if and when required, as part of “income tax expense” in the consolidated statements of operations and to classify all deferred income tax assets and liabilities as non-current on the consolidated balance sheets.

(aa) Subscriptions receivable

Subscriptions receivable included investment amounts in the form of (i) real property to be provided by Chongqing Youtong to the Group in exchange for shares of the Company, (ii) ownership of KADI that has been contemplated to be sold to the Group in exchange for shares of the Group, (iii) escrow shares to Samsung in the year 2019 as security for arbitration compensation, and (iv) escrow shares to American West Pacific International Investment Corp as collateral for the $1,000 loan. Since the shares in all these cases have already been issued, the amounts of the real property from Chongqing Youtong and ownership of KADI were recorded as subscriptions receivable on the equity section of the Group’s consolidated balance sheet as of December 31, 2020.

(bb) Share-based compensation

The Group accounts for share-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation: Overall, (“ASC 718”).

In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are measured based on their grant date fair values and recognized as compensation expense over the requisite service period and/or performance period in the consolidated statements of operations.

The Group recognizes compensation expense using the accelerated method for share-based awards granted with service and performance conditions. According to ASC 718, the amount of compensation cost recognized (or attributed) when achievement of a performance condition is probable depends on the relative satisfaction of the performance condition based on performance to date. According to ASC 718, probable means the future event or events are likely to occur and the Group interprets “probable” to be generally in excess of a 70% likelihood of occurrence. The Group elected to account for forfeitures as they occur.

(cc) Comprehensive income (loss)

Comprehensive income (loss) is defined as the increase (decrease) in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Accumulated other comprehensive loss of the Group includes foreign currency translation adjustments related to the Group and its PRC subsidiaries, whose functional currency is RMB.

(dd) Segment reporting

In accordance with ASC Topic 280, Segment Reporting, (“ASC 280”), the Group historically had two operating segments, namely Yuantel and Connected Solution as the Group’s chief executive officer, who has been identified as the Group’s chief operating decision maker (“CODM”) reviews the operating results of the two difference service lines in order to allocate resources and assess performance for the Group.

As discussed in Note 1(c), in November 2018, assets and liabilities related to Yuantel were reclassified as held for sale and revenues and expenses related to Yuantel segment were reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented. The continuing operations, Connected Solution remains as the single operating segment and the reportable segment.

(ee) Employee benefits

The full-time employees of the Group’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

(ff) (Loss) earnings per share

(Loss) earnings per share is computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. The Group’s Convertible Redeemable Preferred Shares (Note 21) were participating securities. As the participating securities do not share the losses of the Group, the computation of basic earnings per share using two-class method is not applicable when the Group is at a net loss position. Diluted (loss) earnings per share is calculated by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method and shares issuable upon the exercise of the Group’s warrant using the if-converted method. Ordinary equivalent shares are not included in the denominator of the diluted (loss) earnings per share calculation when inclusion of such shares would be anti-dilutive.

(gg) Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group plans to adopt the ASU prospectively on January 1, 2021. The ASU is currently not expected to have a material impact on the consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)—Clarifying the Interactions between Topic 321, Topic 323, and Topic 815 (a consensus of the Emerging Issues Task Force). The amendments in this update clarify the interaction of the accounting for equity securities under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted. The ASU is currently not expected to have a material impact on the consolidated financial statements.

In March 2020, the FASB issued ASU No. 2020-03, Codification Improvements to Financial Instruments. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. The amendments related to Issue 1 (“Fair Value Option Disclosures”), Issue 2 (“Applicability of Portfolio Exception in Topic 820 to Nonfinancial Items”), Issue 4(“Cross-Reference to Line of-Credit or Revolving-Debt Arrangements Guidance in Subtopic 470-50”), and Issue 5 (“Cross-Reference to Net Asset Value Practical Expedient in Subtopic 820-10”) are conforming amendments. For public business entities, the amendments are effective upon issuance of this final Update. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years beginning after December 15, 2020. Early application is permitted. The amendment related to Issue 3 (“Disclosures for Depository and Lending Institutions”) is a conforming amendment that affects the guidance in the amendments in Accounting Standards Update 2019-04, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. That guidance relates to the amendments in 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The effective date of Update 2019-04 for the amendments to Update 2016-01 is for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The amendments of Issues 6 (“Interaction of Topic 842 and Topic 326”) clarify that the contractual term of a net investment in a lease determined in accordance with Topic 842 should be the contractual term used to measure expected credit losses under Topic 326. The amendments of Issues 6 clarify that when an entity regains control of financial assets sold, an allowance for credit losses should be recorded in accordance with Topic 326. For entities that have not yet adopted the amendments related to Update 2016-13, the effective dates and the transition requirements for amendments of Issue 6 and Issue 7 (“Interaction of Topic 326 and Subtopic 860-20”) are the same as the effective date and transition requirements in Update 2016-13. For entities that have adopted the guidance in Update 2016-13, the amendments of Issue 6 and Issue 7 are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For those entities, the amendments should be applied on a modified-retrospective basis by means of a cumulative-effect adjustment to opening retained earnings in the statement of financial position as of the date that an entity adopted the amendments in Update 2016-13. The ASU is currently not expected to have a material impact on the consolidated financial statements.

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments, to require financial assets carried at amortized cost to be presented at the net amount expected to be collected based on historical experience, current conditions and forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU No. 2019-05, ASU 2019-10 and ASU 2019- 11 to provide additional guidance on the credit losses standard. The ASUs are effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The amendments in this ASU eliminate, add and modify certain disclosure requirements for fair value measurements. The amendments in this ASU, among other things, require public companies to disclose the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, and entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group has adopted the amendments in these ASUs on January 1, 2020, and the adoption of these amendments did not have a material impact on the consolidated financial position and results of operations.